Exhibit 99.1

Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	November 2014
Distribution Date	12/15/2014
Transaction Month	33
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 11, 2012
Closing Date:	March 7, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,397,373,464.10	83,457	4.60%	53.44
Original Adj. Pool Balance:	$1,364,698,133.80

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$331,000,000.00	23.687%	0.29984%	March 15, 2013
Class A-2 Notes	Fixed	$313,000,000.00	22.399%	0.55000%	June 16, 2014
Class A-3 Notes	Fixed	$450,000,000.00	32.203%	0.72000%	March 15, 2016
Class A-4 Notes	Fixed	$166,980,000.00	11.950%	0.95000%	December 15, 2016
Class B Notes	Fixed	$25,250,000.00	1.807%	1.51000%	February 15, 2017
Class C Notes	Fixed	$38,890,000.00	2.783%	2.10000%	June 15, 2017
Class D Notes	Fixed	$29,340,000.00	2.100%	2.61000%	May 15, 2018
Total Securities		$1,354,460,000.00	96.929%

Overcollateralization		$10,238,133.80	0.733%
YSOA		$32,675,330.30	2.338%
Total Original Pool Balance		$1,397,373,464.10	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$151,325,127.32	0.9062470	$136,002,212.47	0.8144820	$15,322,914.85
Class B Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Class C Notes	$38,890,000.00	1.0000000	$38,890,000.00	1.0000000	$-
Class D Notes	$29,340,000.00	1.0000000	$29,340,000.00	1.0000000	$-
Total Securities	$244,805,127.32	0.1807400	$229,482,212.47	0.1694271	$15,322,914.85

Weighted Avg. Coupon (WAC)	4.95%		4.96%
Weighted Avg. Remaining Maturity (WARM)	27.57		26.76
Pool Receivables Balance	$276,452,963.97		$260,777,091.56
Remaining Number of Receivables	32,281		31,540

Adjusted Pool Balance	$272,099,090.00		$256,776,175.15

III. COLLECTIONS

Principal:
Principal Collections	$15,246,844.52
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$332,248.23
Total Principal Collections	$15,579,092.75

Interest:
Interest Collections	$1,093,848.87
Late Fees & Other Charges	$41,487.03
Interest on Repurchase Principal	$-
Total Interest Collections	$1,135,335.90

Collection Account Interest	$306.98
Reserve Account Interest	$142.27
Servicer Advances	$-

Total Collections	$16,714,877.90

Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	November 2014
Distribution Date	12/15/2014
Transaction Month	33
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$16,714,877.90
Reserve Account Release	$-
Total Available for Distribution	$16,714,877.90

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$230,377.47		$230,377.47	$230,377.47
Collection Account Interest					$306.98
Late Fees & Other Charges					$41,487.03
Total due to Servicer					$272,171.48

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$119,799.06		$119,799.06

Total Class A interest:		$119,799.06		$119,799.06	$119,799.06

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$31,772.92		$31,772.92	$31,772.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$68,057.50		$68,057.50	$68,057.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,814.50		$63,814.50	$63,814.50

Available Funds Remaining:					$16,159,262.44

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$15,322,914.85

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$15,322,914.85
Class A Notes Total:		$15,322,914.85		$15,322,914.85
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$15,322,914.85		$15,322,914.85

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					836,347.59

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$4,353,873.97
Beginning Period Amount	$4,353,873.97
Current Period Amortization	$352,957.56
Ending Period Required Amount	$4,000,916.41
Ending Period Amount	$4,000,916.41
Next Distribution Date Amount	$3,664,997.61

Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	November 2014
Distribution Date	12/15/2014
Transaction Month	33
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,823,490.67
Beginning Period Amount	$6,823,490.67
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,823,490.67
Ending Period Amount	$6,823,490.67

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$27,293,962.68	$27,293,962.68	$27,293,962.68
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		10.03%	10.63%	10.63%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.83%	30,857	96.94%	$252,797,751.84
30 - 60 Days	1.72%	544	2.44%	$6,356,938.44
61 - 90 Days	0.37%	118	0.54%	$1,396,544.52
91 + Days	0.07%	21	0.09%	$225,856.76
		31,540		$260,777,091.56
Total
Delinquent Receivables 61 + days past due	0.44%	139	0.62%	$1,622,401.28
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.39%	126	0.56%	$1,554,104.63
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.37%	123	0.52%	$1,532,434.94
Three-Month Average Delinquency Ratio	0.40%		0.57%

Repossession in Current Period		37		$467,429.01
Repossession Inventory		58		$299,503.62

Charge-Offs
Gross Principal of Charge-Off for Current Period				$429,027.89
Recoveries				$(332,248.23)
Net Charge-offs for Current Period				$96,779.66

Beginning Pool Balance for Current Period				$276,452,963.97

Net Loss Ratio				0.42%
Net Loss Ratio for 1st Preceding Collection Period				1.11%
Net Loss Ratio for 2nd Preceding Collection Period				0.67%
Three-Month Average Net Loss Ratio for Current Period				0.73%

Cumulative Net Losses for All Periods				$9,787,771.78
Cumulative Net Losses as a % of Initial Pool Balance				0.70%

Principal Balance of Extensions				$1,324,737.94
Number of Extensions				110